INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	38,260,098	37,237,588	30,240,687
Common Stock, Shares, Outstanding	38,260,098	37,237,588	30,240,687